11. Related Party Transactions (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Details
Other General and Administrative Expense		$ 0	$ 66,179
Professional Fees	$ 66,179	$ 249,145	$ 198,611